Lease	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Lease
14.	LEASE
Amounts recognized in the statement of financial position:

	As of December 31,
	2019	2020	2020
	RMB’000	RMB’000	US$’000
Right-of-use assets – Prepaid land lease payments	357,599	348,174	53,360

Amounts recognized in the statement of profit or loss:

	2019	2020	2020
	RMB’000	RMB’000	US$’000
Depreciation charge of right-of-use assets – Prepaid land lease payments	9,425	9,425	1,444
Lump sum payments were made upfront to acquire the leased land from the owners with lease periods of 50 to 70 years, and no ongoing payments will be made under the terms of these land leases.
No impairment loss was made to the carrying amounts of the prepaid lease payments for the year ended December 31, 2020 and 2019
.